Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 11.1%
16,698	(1)	Alphabet, Inc. - Class A	$34,439,959	0.6
1,391,681	(1)	Facebook, Inc.- Class A	409,891,805	6.6
1,605,202	(1),(2)	Snap, Inc.	83,936,013	1.3
235,598	(1)	Spotify Technology SA	63,128,484	1.0
581,985	(1)	Take-Two Interactive Software, Inc.	102,836,749	1.6
			694,233,010	11.1

		Consumer Discretionary: 18.1%
192,434	(1)	Amazon.com, Inc.	595,406,191	9.6
770,768		Darden Restaurants, Inc.	109,449,056	1.7
858,485		Expedia Group, Inc.	147,762,438	2.4
109,078	(1)	Lululemon Athletica, Inc.	33,455,313	0.5
219,106	(1)	O'Reilly Automotive, Inc.	111,141,519	1.8
1,086,024		Ross Stores, Inc.	130,225,138	2.1
			1,127,439,655	18.1

		Consumer Staples: 3.6%
471,503		Constellation Brands, Inc.	107,502,684	1.7
1,289,539		Philip Morris International, Inc.	114,433,691	1.9
			221,936,375	3.6

		Financials: 2.1%
197,177		MSCI, Inc. - Class A	82,672,373	1.3
485,794		Progressive Corp.	46,446,764	0.8
			129,119,137	2.1

		Health Care: 12.7%
793,922		Agilent Technologies, Inc.	100,939,243	1.6
111,429	(1)	Align Technology, Inc.	60,342,146	1.0
554,462		Danaher Corp.	124,798,307	2.0
212,924	(1)	DexCom, Inc.	76,522,756	1.2
1,092,498		Eli Lilly & Co.	204,100,476	3.3
536,658	(1),(2)	Exact Sciences Corp.	70,720,791	1.1
820,036	(1)	Horizon Therapeutics Plc	75,476,114	1.2
29,638	(1)	Seagen, Inc.	4,115,533	0.1
320,203	(1)	Tandem Diabetes Care, Inc.	28,257,915	0.5
168,351	(1)	Veeva Systems, Inc.	43,980,015	0.7
			789,253,296	12.7

		Industrials: 5.3%
487,628		Ametek, Inc.	62,284,725	1.0
44,261	(1)	CoStar Group, Inc.	36,377,673	0.6
1,158,300		CSX Corp.	111,683,286	1.8
525,611		Eaton Corp. PLC	72,681,489	1.2
368,742		Quanta Services, Inc.	32,441,921	0.5
124,759		Waste Connections, Inc.	13,471,477	0.2
			328,940,571	5.3

		Information Technology: 41.8%
1,404,896	(1)	Advanced Micro Devices, Inc.	110,284,336	1.8
4,303,297		Apple, Inc.	525,647,729	8.5
348,090	(1)	Autodesk, Inc.	96,473,144	1.5
631,408		Entegris, Inc.	70,591,414	1.1
420,858	(1),(2)	Five9, Inc.	65,792,731	1.1
542,189		Intuit, Inc.	207,690,918	3.3
179,114		Lam Research Corp.	106,615,817	1.7
1,710,255	(2)	Marvell Technology Group Ltd.	83,768,290	1.3
63,990		Mastercard, Inc. - Class A	22,783,640	0.4
1,165,052		Microsoft Corp.	274,684,310	4.4
186,889		Monolithic Power Systems, Inc.	66,011,064	1.1
295,808	(1)	Paycom Software, Inc.	109,466,708	1.8
810,440	(1)	PayPal Holdings, Inc.	196,807,250	3.2
811,683		Qualcomm, Inc.	107,621,049	1.7
173,542	(1),(2)	RingCentral, Inc.	51,694,691	0.8
186,293	(1)	ServiceNow, Inc.	93,166,992	1.5
277,886	(1)	Twilio, Inc.	94,692,433	1.5
1,283,550	(2)	Visa, Inc. - Class A	271,766,042	4.4
88,152	(1)	Zebra Technologies Corp.	42,769,587	0.7
			2,598,328,145	41.8

		Materials: 2.8%
230,647		Air Products & Chemicals, Inc.	64,890,227	1.0
204,632		Avery Dennison Corp.	37,580,667	0.6
764,618		Crown Holdings, Inc.	74,198,530	1.2
			176,669,424	2.8

		Real Estate: 1.2%
263,561		SBA Communications Corp.	73,151,356	1.2

	Total Common Stock
	(Cost $4,959,100,046)		6,139,070,969	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Repurchase Agreements: 2.1%
7,674,408	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $7,674,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,827,896, due 06/01/21-04/01/51)	7,674,408	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,617,877	(3)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $5,617,885, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $5,730,235, due 01/01/25-10/01/50)	$5,617,877	0.1
5,419,491	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $5,419,522, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $5,690,466, due 05/20/22-04/01/40)	5,419,491	0.1
31,263,555	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $31,263,572, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $31,888,826, due 04/15/21-02/20/71)	31,263,555	0.5
5,748,972	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $5,748,981, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $5,863,967, due 04/13/21-02/15/48)	5,748,972	0.1
21,128,616	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $21,128,622, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $21,551,190, due 05/15/23-09/15/57)	21,128,616	0.3
8,658,710	(3)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $8,658,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $8,831,886, due 07/01/22-03/01/51)	8,658,710	0.1
9,882,617	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $9,882,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $10,080,279, due 06/01/21-02/20/71)	9,882,617	0.2
6,576,505	(3)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $6,576,516, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $6,727,465, due 01/31/22-02/15/41)	6,576,505	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,992,709	(3)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $1,992,720, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $2,083,479, due 01/15/22-09/01/40)	$1,992,709	0.0
24,074,826	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $24,074,885, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $24,556,405, due 07/15/23-02/15/48)	24,074,826	0.4
2,566,545	(3)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,566,549, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $2,617,876, due 04/25/21-02/20/71)	2,566,545	0.1

	Total Repurchase Agreements
	(Cost $130,604,831)		130,604,831	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 1.1%
64,260,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	64,260,000	1.0
2,498,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	2,498,000	0.1
2,498,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	2,498,000	0.0
	Total Mutual Funds
	(Cost $69,256,000)		69,256,000	1.1

	Total Short-Term Investments
	(Cost $199,860,831)		199,860,831	3.2

	Total Investments in Securities (Cost $5,158,960,877)		$6,338,931,800	101.9
	Liabilities in Excess of Other Assets		(119,564,385)	(1.9)
	Net Assets		$6,219,367,415	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$6,139,070,969	$–	$–	$6,139,070,969
Short-Term Investments	69,256,000	130,604,831	–	199,860,831
Total Investments, at fair value	$6,208,326,969	$130,604,831	$–	$6,338,931,800

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $5,179,320,800.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,222,765,167
Gross Unrealized Depreciation	(63,154,167)
Net Unrealized Appreciation	$1,159,611,000